Investments in Investees (Details 4) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Disclosure of joint ventures [line items]
Net cash provided by operating activities	₪ 785	$ 226	₪ 1,909	₪ 1,514
Net cash provided by (used in) investing activities	756	219	(3,306)	(4,437)
Net cash used in financing activities	(2,113)	(610)	927	4,665
Exchange differences on balances of cash and cash equivalent	(59)	(17)	(70)	(267)
Decrease in cash and cash equivalents	(631)	$ (182)	(540)	₪ 1,475
ATR [Member]
Disclosure of joint ventures [line items]
Net cash provided by operating activities	413		398
Net cash provided by (used in) investing activities	(5)		43
Net cash used in financing activities	(538)		(941)
Exchange differences on balances of cash and cash equivalent	3		(12)
Decrease in cash and cash equivalents	₪ (127)		₪ (512)